Transactions with non-controlling interests - Guangzhou Pengai (Details) - CNY (¥)																12 Months Ended
	Dec. 07, 2020	Dec. 06, 2020	Mar. 25, 2020	Mar. 24, 2020	Jun. 24, 2019	Jun. 23, 2019	Jun. 01, 2019	May 27, 2019	Aug. 31, 2018	Aug. 30, 2018	Jul. 24, 2018	Jul. 23, 2018	Jun. 24, 2018	Feb. 01, 2018	Jan. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Guangzhou Pengai
Carrying amount of non-controlling interests acquired																	¥ (1,946,000)
Consideration paid for non-controlling interests	¥ (2,760,000,000)				¥ (940,000,000)												(3,008,000)
Excess of consideration paid to non controlling interest recognised within equity																	¥ (1,062,000)
Percentage of voting rights acquired	20.00%				5.00%
Proportion of equity interest held (as a percent)	76.00%	96.00%			91.00%	96.00%		96.00%					96.00%	85.00%	95.00%	76.00%	85.00%
Carrying amount of non-controlling interests disposed of																¥ (147,000)	¥ (642,000)	¥ (1,199,000)
Less: consideration received from non-controlling interest					¥ 2,068,000								¥ 940,000	¥ 1,880,000		2,760,000	(940,000)	(1,880,000)
Gain on disposal within equity																¥ (2,613,000)	(298,000)	(681,000)
Equity interests disposed off (as a percent)														10.00%
Huizhou Pengai
Carrying amount of non-controlling interests acquired																	(2,389,000)	590,000
Consideration paid for non-controlling interests											¥ (180,000)						(4,906,000)	(180,000)
Excess of consideration paid to non controlling interest recognised within equity																	¥ (2,517,000)	(410,000)
Percentage of voting rights acquired											3.00%
Proportion of equity interest held (as a percent)										100.00%	65.50%	62.50%				65.50%	65.50%
Carrying amount of non-controlling interests disposed of																		(2,809,000)
Less: consideration received from non-controlling interest									¥ 2,459,000									(2,459,000)
Gain on disposal within equity																		¥ 350,000
Shanghai Pengai
Carrying amount of non-controlling interests acquired																¥ 92,000
Consideration paid for non-controlling interests																(125,000)
Excess of consideration paid to non controlling interest recognised within equity																¥ (217,000)
Nanchang Pengai
Consideration paid for non-controlling interests							¥ (950,000)
Percentage of voting rights acquired							19.00%
Proportion of equity interest held (as a percent)			85.00%	80.00%			51.00%									51.00%	51.00%
Less: consideration received from non-controlling interest			¥ 125,000